Segments Segments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) deadWeightTon	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
DWT	3,367,800
Document Period End Date	Jun. 30, 2020
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	$ 66,990	$ 101,088
Voyage expenses-Segment	2,820	345
Vessel operating expense	46,935	51,496
Charterhire expense	9,174	3,282
Vessel depreciation	25,023	27,270
General and administrative expense	13,305	16,060
Loss / write-down on assets held for sale	0
Gain (Loss) on sale of assets	17,009	12,235
Investment Income, Interest	172	674
Gain (Loss) on Investments	(102,324)	68,646
Foreign Currency Transaction Gain (Loss), before Tax	(130)	(51)
Financial expense, net	(20,196)	(28,170)
Net loss	(169,754)	31,499
Cash and cash equivalents	68,307	139,302	$ 42,530	$ 67,495
Other assets	35,344		60,234
Segment Assets [Abstract]
Assets	1,487,713		1,665,559
Kamsarmax pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	27,946	39,111
Voyage expenses-Segment	1,453	146
Vessel operating expense	15,629	17,331
Charterhire expense	7,207	1,487
Vessel depreciation	8,893	9,163
General and administrative expense	1,011	1,112
Gain (Loss) on sale of assets	9,394	7,352
Investment Income, Interest	0	0
Gain (Loss) on Investments	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net loss	(15,641)	2,520
Segment Assets [Abstract]
Assets	476,481		543,280
Corporate Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	0	0
Charterhire expense	0	0
Vessel depreciation	0	0
General and administrative expense	10,238	12,886
Gain (Loss) on sale of assets	0	0
Investment Income, Interest	172	674
Gain (Loss) on Investments	(102,324)	68,646
Foreign Currency Transaction Gain (Loss), before Tax	(130)	(51)
Financial expense, net	(20,196)	(28,170)
Net loss	(132,716)	28,213
Cash and cash equivalents	56,502		19,564
Other assets	61,873		182,566
Scorpio Ultramax Pool
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	39,044	61,977
Voyage expenses-Segment	1,367	199
Vessel operating expense	31,306	34,165
Charterhire expense	1,967	1,795
Vessel depreciation	16,130	18,107
General and administrative expense	2,056	2,062
Gain (Loss) on sale of assets	7,615	4,883
Investment Income, Interest	0	0
Gain (Loss) on Investments	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net loss	(21,397)	$ 766
Segment Assets [Abstract]
Assets	$ 892,857		$ 920,149
Minimum [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	30,000
Minimum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	60,200
Minimum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	82,000
Maximum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	64,000
Maximum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	84,000